UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

2

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.6%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,000,000	2,007,920
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000	981,630
Arizona--3.9%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,392,400
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	6,129,300
Phoenix Civic Improvement
Corporation, Junior Lien Water
System Revenue	5.00	7/1/17	3,405,000	4,090,392
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,650,000	4,392,762
California--14.0%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,647,048
California,
GO (Insured; AMBAC)	6.00	2/1/18	2,245,000	2,800,211
California,
GO (Various Purpose)	5.25	10/1/20	2,300,000	2,793,281

California,
GO (Various Purpose)	5.75	4/1/31	7,725,000		9,135,276
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,254,050
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,642,270
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	2,955,000		3,528,566
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	a	59,664
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,197,720
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,107,010
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		3,155,967
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,350,760
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,585,000		1,360,501
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000	a	3,394,839
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,947,950
Los Angeles Unified School
District, GO	5.00	7/1/18	7,210,000		8,795,623

Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	5,672,300
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	1,707,540
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000	2,404,980
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/20	1,250,000	1,564,475
Colorado--1.7%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,315,000	1,408,444
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,091,970
Metro Wastewater Reclamation
District, Sewer Improvement
Revenue	5.00	4/1/17	1,925,000	2,307,305
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,262,050
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	2,065,000	2,439,797
Connecticut--.7%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000	3,418,110
Delaware--.6%
Delaware,
GO	5.00	10/1/16	2,500,000	2,966,150
Florida--5.6%
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000	3,652,526
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.55	1/1/23	895,000	896,414

Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000		3,458,730
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,340,000		2,709,626
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	3,500,000		4,050,165
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/21	2,500,000		3,168,800
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,945,938
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000		2,580,000
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/19	2,325,000		2,882,698
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	b	58,048
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	c	1,343,713
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	c	524,950
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,101,050
Georgia--4.6%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,345,210
Atlanta,

Water and Wastewater Revenue	6.00	11/1/26	3,550,000	4,422,377
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	4,250,000	4,799,100
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000	3,282,359
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/20	6,290,000	7,611,089
Hawaii--.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000	1,112,530
Illinois--5.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,500,000	4,093,950
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	11,517,700
Illinois,
GO	5.00	8/1/24	1,000,000	1,131,510
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	169,425
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,812,325
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	1,750,000	2,045,767
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,975,000	4,633,856

Indiana--.8%

Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,825,710
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	2,000,000	2,083,480
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,595,835
Kentucky--2.6%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,236,065
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,958,020
Louisiana--.4%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,251,920
Maine--.5%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000	2,492,460
Maryland--2.4%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/20	2,500,000	3,112,650
Maryland Transportation Authority,
Airport Parking Revenue
(Baltimore/Washington
International Thurgood
Marshall Airport Projects)	5.00	3/1/18	6,200,000	7,257,224

Montgomery County
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000	1,850,895
Massachusetts--3.1%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,669,300
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,634,097
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,452,499
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000	2,055,007
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	2,500,000	2,909,250
Michigan--9.1%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,602,220
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000	2,641,400
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000	2,986,500
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,967,450
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	7,500,000	8,621,925
Michigan Municipal Bond Authority,
State Clean Water Revolving
Fund Revenue	5.00	10/1/23	6,340,000	7,410,192

Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/17	2,590,000		2,983,162
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	6,225,000		6,224,253
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000		6,010,000
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000		2,836,325
Missouri--.9%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/19	2,500,000		3,125,400
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project) (Prerefunded)	5.38	12/1/12	1,370,000	a	1,393,838
Nevada--.2%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	1,000,000		1,108,580
New Jersey--2.6%
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	3,000,000		3,716,190
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	1,250,000		1,486,975
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds	4.50	6/1/23	1,945,000		1,856,464
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		910,520
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000	a	5,425,795
New Mexico--1.0%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		5,203,400
New York--11.6%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	d,e	11,681,101
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		6,058,050
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,171,696
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,914,975
New York City,
GO	5.00	10/1/36	5,000,000		5,746,350
New York City Health and Hospital
Corporation, GO	5.00	2/15/18	5,265,000		6,213,279
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,805,450
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,666,180
New York Liberty Development
Corporation, Liberty Revenue

(4 World Trade Center Project)	5.00	11/15/31	1,000,000	1,147,500
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	5,503,200
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,642,625
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/18	5,000,000	6,119,250
North Carolina--.2%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	765,000	782,473
Ohio--.6%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,053,460
Oklahoma--.9%
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000	4,614,080
Pennsylvania--2.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	3,256,914
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,901,150
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,673,560
South Carolina--1.2%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,964,800

Tennessee--1.1%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000	2,806,289
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000	2,974,625
Texas--10.3%
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	5,000,000	5,397,150
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	5,000,000	6,213,250
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	2,500,000	2,888,150
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	2,202,060
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	2/15/40	2,500,000	2,865,025
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	13,617,783
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	6,058,245
San Antonio,
Water System Revenue	5.00	5/15/36	3,945,000	4,520,181
Texas Turnpike Authority,
Central Texas Turnpike System

Revenue (Insured; AMBAC)	5.75	8/15/38	2,875,000	2,899,035
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/17	5,000,000	6,048,300
Virginia--1.5%
Henrico County,
Public Improvement GO	5.00	7/15/17	2,845,000	3,452,180
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,470,000	3,983,872
Washington--3.5%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	2,180,000	2,538,632
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	5,000,000	6,123,650
Seattle,
Water System Revenue	5.00	9/1/22	2,735,000	3,543,083
Washington,
GO (Various Purpose)	5.00	7/1/16	2,500,000	2,931,000
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,643,649
West Virginia--1.1%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,802,550
Wisconsin--1.8%
Wisconsin,
GO	4.00	5/1/15	2,500,000	2,745,025
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,492,424
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,082,280
U.S. Related--1.7%

Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000		1,123,580
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,500,000		1,723,035
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000		5,662,350
Total Long-Term Municipal Investments
(cost $461,167,038)					505,906,614
			Principal
Short-Term Investment--0.0%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 8/16/12
(cost $211,995)			212,000		211,997
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.2%	Rate (%)	Date	Amount ($)		Value ($)
California--.7%
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.12	8/1/12	900,000	f	900,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.11	8/1/12	2,900,000	f	2,900,000
New York--1.5%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.13	8/1/12	800,000	f	800,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	8/1/12	5,300,000	f	5,300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	8/1/12	1,500,000	f	1,500,000

Total Short-Term Municipal Investments

(cost $11,400,000)		11,400,000
Total Investments (cost $472,779,033)	101.4%	517,518,611
Liabilities, Less Cash and Receivables	(1.4%)	(7,394,529)
Net Assets	100.0%	510,124,082

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Non-income producing--security in default.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, this security was valued at $11,681,101 or 2.3% of net assets.

f	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2012, net unrealized appreciation on investments was $44,739,578 of which $45,103,280 related to appreciated investment securities and $363,702 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	190	(25,584,688)	September 2012	(8,906)

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	517,248,566	58,048	517,306,614
U.S. Treasury	-	211,997	-	211,997
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(8,906)	-	-	(8,906)
+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

3

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)